Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

	December 31
	2011	2012
	US$	US$
Wages and bonus	9,465	14,532
Research and development payable	2,632	3,417
License fees and royalties	1,382	2,045
Professional fees	1,263	1,663
Others	3,269	3,178

	18,011	24,835